Long-Term Debt	12 Months Ended
Dec. 31, 2016
Long-Term Debt [Abstract]
Long-Term Debt

6. Long –Term Debt

Facility	2016	2015
(a) Credit Facilities…………..............................................................	344,564	538,208
(b) Term Bank Loans…………..........................................................	1,421,479	861,886
Total…………....................................................................................	1,766,043	1,400,094
Less deferred finance costs, net…………...........................................	(12,188)	(7,531)
Total long-term debt…………............................................................	1,753,855	1,392,563
Less current portion of debt………….................................................	(291,111)	(319,560)
Add deferred finance costs, current portion…………........................	2,976	1,336
Total long term portion, net of current portion and deferred finance costs................................………….....................................	1,465,720	1,074,339

(a) Credit facilities

As at December 31, 2016, the Company had four open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and one open facility which has both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between June 2017 and April 2019. At December 31, 2016, there was no available unused amount.

Interest is payable at a rate based on LIBOR plus a margin. At December 31, 2016, interest on these facilities ranged from 1.64% to 5.19%.

(b) Term bank loans

Term loan balances outstanding at December 31, 2016, amounted to $1,421,479. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments with balloon payments mainly due at maturity between July 2017 and October 2026. Interest rates on the outstanding loans as at December 31, 2016, are based on LIBOR plus a spread.

On May 5, 2016, the Company signed a new five-year bank loan for $77,000 relating to the pre- delivery financing of the VLCC Ulysses, with drawdown date May 12, 2016. The loan was prepaid on July 1, 2016 and the vessel was financed by a new twelve-year loan for $76,400 signed on June 17, 2016. The loan consists of two facilities amounting to $22,920 and $53,480 respectively. The first ten-year facility is repayable by twenty consecutive semi-annual installments of $573, commencing six months after the delivery of the vessel, plus a balloon of $11,460 payable with the twentieth semi-annual installment. The second twelve-year facility is repayable by twenty-four consecutive semi-annual installments of $2,228, commencing six months after the initial drawdown.

On May 31, 2016, the Company signed a new five-year term bank loan for $33,104 related to the debt maturity of the three handysize vessels, Amphitrite, Andromeda and Arion. The first drawdown of $12,010 was made on June 2, 2016 for the vessel Amphitrite. The second drawdown of $10,938 was made on September 8, 2016 for the vessel Andromeda and the third drawn of $10,156 was made on October 6, 2016 for the vessel Arion. The loan is repayable in ten semi-annual installments of $2,547, commencing six months after drawdown date, plus a balloon of $7,634 payable together with the last installment.

On June 17, 2016, the Company signed a new twelve-year term bank loan for $309,824 relating to the pre and post delivery financing of the two VLCC vessels, Ulysses and Hercules I and the LNG carrier Maria Energy. The first drawdown of $18,895 was made on June 23, 2016 for the vessel Hercules I. The second drawdown of $76,400 was made on July 1, 2016 for the vessel Ulysses and the third drawn of $155,904 was made on October 5, 2016 for the vessel Maria Energy. The loan consists of the commercial facility repayable into twenty semi-annual installments with a balloon to be paid with the final repayment installment and the non-commercial facility repayable in twenty four semi-annual installments.

On September 29, 2016, the Company signed a new term bank loan for $60,000 relating to the refinancing of one of its credit facilities, which was approaching maturity, relating to the vessels Millennium, Euronike and Eurochampion 2004. The loan was drawn on September 30, 2016, and on the same date the Company repaid the outstanding loan amounting to $68,008. The loan consists of two tranches, the first one is repayable in four semi-annual installments of $2,500 plus a balloon of $6,000 payable together with the last installment and the second one in ten semi-annual installments of $3,100, plus a balloon of $13,000 payable together with the last installment.

On November 29, 2016, the Company signed a new term bank loan for $18,125 relating to the refinancing of the two 2003-built LR1s, Maya and Inca. The loan is repayable in eight semi-annual installments of $1,812, plus a balloon of $3,625 at the maturity date.

On December 22, 2016, the Company signed a supplemental agreement on the loan agreement dated August 9, 2012 for $17,173 top-up tranche to the existing loan for the financing of the shuttle tanker Brasil 2014. The top-up tranche was drawn down on December 28, 2016 and is repayable in nine equal semi-annual installments of $1,018, plus a balloon payment of $8,014 payable together with the last installment.

On December 29, 2016, the Company signed a supplemental agreement on the loan agreement dated January 31, 2012 for $16,100 top-up tranche to the existing loan for the financing of the shuttle tanker Rio 2016.The top-up tranche was drawn down on December 30, 2016 and is repayable in nine equal semi-annual installments of $767, plus a balloon payment of $9,197 payable together with the last installment.

At December 31, 2016, interest on these term bank loans ranged from 2.37% to 4.21%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2016……………………………………………………………………..	2.71%
Year ended December 31, 2015……………………………………………………………………..	2.30%
Year ended December 31, 2014……………………………………………………………………..	2.23%

Loan movements for credit facilities and term loans throughout 2016:

Loan	Origination Date	Original Amount	Balance at January 1, 2016	New Loans	Repaid	Balance at December 31, 2016
Credit facility¹………..	2004	179,384	80,690	-	10,555	70,135
10-year term loan…….	2004	71,250	22,657	-	22,657	-
Credit facility………...	2005	220,000	46,570	-	15,650	30,920
Credit facility………...	2005	220,000	47,127	-	47,127	-
Credit facility………...	2006	275,000	72,810	-	72,810	-
Credit facility………...	2006	371,010	191,010	-	20,000	171,010
Credit facility………...	2006	70,000	22,500	-	22,500	-
Credit facility¹...……...	2007	120,000	77,500	-	5,000	72,500
10-year term loan….....	2007	88,350	49,710	-	5,520	44,190
10-year term loan.........	2009	38,600	22,344	-	2,234	20,110
8-year term loan……...	2009	40,000	24,016	-	2,664	21,352
12 year term loan…….	2009	40,000	26,250	-	2,500	23,750
10-year term loan….....	2010	39,000	24,700	-	2,600	22,100
7-year term loan….......	2010	70,000	46,800	-	4,640	42,160
10-year term loan….....	2010	43,924	27,835	-	3,218	24,617
9-year term loan….......	2010	42,100	29,100	-	2,600	26,500
10-year term loan….....	2011	48,000	33,600	-	3,200	30,400
9-year term loan….......	2011	48,650	35,677	-	3,243	32,434
8-year term loan….......	2011	73,600	61,333	17,173	4,906	73,600
8-year term loan….......	2012	73,600	62,100	16,100	4,600	73,600
7-year term loan….......	2013	18,000	15,195	-	1,620	13,575
7-year term loan….......	2014	42,000	39,200	-	2,800	36,400
6-year term loan….......	2014	193,239	51,220	117,806	1,200	167,826
6-year term loan….......	2014	39,000	36,400	-	2,600	33,800
7-year term loan….......	2014	40,400	5,172	11,426	-	16,598
6-year term loan….......	2014	78,744	15,516	16,598	-	32,114
6-year term loan….......	2014	39,954	5,172	11,426	-	16,598
19-month term loan…..	2014	52,195	52,195	-	52,195	-
5-year term loan….......	2015	35,190	16,423	18,767	-	35,190
7-year term loan….......	2015	35,190	11,730	23,460	-	35,190
7-year term loan….......	2015	39,900	39,900	-	3,627	36,273
5-year term loan….......	2015	82,775	51,625	31,150	5,173	77,602
6-year term loan….......	2015	46,217	46,217	-	4,622	41,595
8-year term loan….......	2015	73,500	9,800	29,400	-	39,200
7-year term loan….......	2015	44,800	-	44,800	1,600	43,200
12-year term loan….....	2016	309,824	-	251,199	-	251,199
2&5-year term loan²….	2016	60,000	-	60,000	-	60,000
5-year term loan….......	2016	33,104	-	33,104	924	32,180
4-year term loan….......	2016	81,125	-	18,125	-	18,125
Total….......….......…..			1,400,094	700,534	334,585	1,766,043

1 This credit facility includes a fixed interest rate portion amounting to $21,577 as at December 31, 2016.

2 The Company contemplates selling two of its vessels (Eurochampion 2004 and Euronike) secured under this term loan facility within 2017 and accordingly, an amount of approximately $44,000 is classified under current portion of long-term debt.

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels owned by our subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $108,139 at December 31, 2016 and $74,110 at December 31, 2015, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $5,750. Two loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.

As at December 31, 2016, the Company and its wholly owned subsidiaries had thirty-four loan agreements, totaling $1,766,043. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in certain of its loan agreements in respect of which an amount of $2,414 has been reclassified within current liabilities at December 31, 2016. Two of these loans met the requirements immediately after December 31, 2016, and the remaining five loans are expected to be cured by February 2018.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of December 31, 2016 and December 31, 2015, the Company’s working capital (non-restricted net current assets), amounted to a $(47,947) deficit and $34,984 surplus respectively.

The annual principal payments required to be made after December 31, 2016, are as follows:

Period/Year	Amount
2017………………………………………………………………………………………………	291,111
2018………………………………………………………………………………………………	348,426
2019………………………………………………………………………………………………	228,458
2020………………………………………………………………………………………………	206,061
2021………………………………………………………………………………………………	258,304
2022 and thereafter………………………………………………………………………………..	433,683
1,766,043